INCOME TAXES (Schedule of Current and Deferred Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current	$ 3,424	$ 2,872	$ 2,971
Deferred	(317)	(107)	81
Domestic	49	264	772
Foreign	3,058	2,501	2,280
Income tax expenses	$ 3,107	$ 2,765	$ 3,052